Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net (loss)/ income	$ (49,056)	$ (88,950)	$ 21,035
Adjustments to reconcile net (loss)/ income to net cash provided by operating activities:
Depreciation	94,340	101,050	92,889
Amortization of deferred dry-docking costs	4,910	4,878	4,553
Amortization of loan fees	946	995	1,138
Stock compensation expense	730	820	1,068
Change in fair value of derivative instruments	(2,832)	515	5,957
Gain on sale of marketable securities	(95)	0	0
Loss/ (gain) on sale of vessels	1,879	(5,001)	(19,670)
Vessel impairment charge	13,567	39,434	3,077
Payments for dry-docking	(7,566)	(4,639)	(6,055)
Increase/ Decrease in:
Receivables	(8,874)	2,183	(9,209)
Inventories	5,479	(5,824)	(997)
Prepaid insurance and other	1,804	(2,423)	482
Payables	12,214	77	(4,570)
Accrued liabilities	(4,022)	4,192	(4,295)
Unearned revenue	(2,562)	(1,720)	(2,076)
Net Cash provided by Operating Activities	60,862	45,587	83,327
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(81,848)	(37,937)	(67,024)
Vessel acquisitions and/or improvements	(2,454)	(71,205)	(313,639)
Purchase of marketable securities	0	(2,500)	0
Proceeds from sale of marketable securities	1,098	0	0
Proceeds from the sale of vessels	40,219	42,455	140,548
Net Cash used in Investing Activities	(42,985)	(69,187)	(240,115)
Cash Flows from Financing Activities:
Proceeds from long-term debt	83,558	96,650	235,024
Financing costs	(1,550)	(963)	(1,870)
Payments of long-term debt	(156,794)	(143,454)	(175,131)
(Increase)/Decrease in restricted cash	(10,208)	307	527
Proceeds from stock issuance program, net	62,329	0	105,005
Cash dividend	(26,623)	(27,670)	(22,849)
Distribution from subsidiary to noncontrolling interest owners	0	(2,199)	(3,462)
Net Cash (used in)/provided by Financing Activities	(49,288)	(77,329)	137,244
Net decrease in cash and cash equivalents	(31,411)	(100,929)	(19,544)
Cash and cash equivalents at beginning of period	175,708	276,637	296,181
Cash and cash equivalents at end of period	144,297	175,708	276,637
Interest paid
Cash paid for interest, net of amounts capitalized	$ 57,323	$ 48,588	$ 50,129